Common Stock (Details) - $ / shares	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Common Stock, Shares Authorized	1,000	1,000	1,000
Common Stock, Shares Issued	1,000	1,000	1,000
Common Stock, Shares Outstanding	1,000	1,000	1,000
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Golden Gate Capital [Member]
Voting control in Infor		78.30%
Summit Partners [Member]
Voting control in Infor		21.40%